COMMITMENTS AND CONTINGENCIES (Details Narrative)																																		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended								61 Months Ended
	Oct. 25, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Oct. 04, 2021 USD ($) shares	Sep. 03, 2021 USD ($) shares	Jul. 02, 2021 USD ($) m²	Oct. 21, 2019 USD ($)	Sep. 26, 2019 shares	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Aug. 15, 2019 USD ($)	Aug. 14, 2019 shares	Aug. 08, 2019 $ / shares shares	Jul. 03, 2019 USD ($) $ / shares shares	Jul. 03, 2019 $ / shares shares	May 09, 2019	Apr. 26, 2019 USD ($)	Apr. 05, 2019 shares	Mar. 20, 2019 USD ($)	Mar. 20, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Mar. 20, 2018 USD ($) $ / shares shares	Feb. 20, 2018 USD ($) shares	Jan. 09, 2018	Jan. 23, 2017 USD ($)	Jan. 14, 2016 $ / shares shares	Jan. 14, 2016 USD ($) $ / shares shares	May 28, 2015 $ / shares shares	Jan. 20, 2015 $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 shares	Nov. 10, 2010 USD ($)	Dec. 26, 2006 USD ($) shares	May 08, 2006 USD ($)	Jan. 31, 2007 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Oct. 28, 2021 USD ($)	Jul. 08, 2021 USD ($)	Apr. 16, 2021 USD ($)	Jul. 02, 2019	May 09, 2019 USD ($)	May 09, 2019 ft²	May 09, 2019 m²	Sep. 13, 2017 USD ($)
Loss Contingencies [Line Items]
Annual salary																																			$ 162,498	$ 161,861	$ 494,090	$ 361,276		$ 516,332	$ 627,197
Accrued salary balance																																			$ 2,918,540		$ 2,918,540			$ 2,804,725							$ 2,804,725
Warrant exercise price per share | $ / shares																																								$ 0.001	$ 0.16						$ 0.001
Number of shares issued | shares							766,667				7,967,871								4,052,652
License termination fee																																																$ 5,000
Warrants term																																			5 years		5 years			5 years							5 years
Payment for debt																																					$ 35,000	45,000		$ 40,000	$ 20,000
Stock issued during period, value																		$ 281,659	$ 281,659																						1,000,000
Outstanding balance																																																	$ 180,244
Interest and Debt Expense																																					490
Accrued Interest payable																																			$ 39,712		39,712			5,479							$ 5,479
Payments for rent																																															2,508
Area of land | ft²								5,000
Annual rent, year two								$ 44,800																											44,800		44,800													$ 44,800					$ 42,000
Payments for rent																								$ 960													3,683	$ 6,263
Annual rent, year one								$ 42,000																											$ 42,000		42,000													$ 42,000					39,200
Interest expense and related accrued interest payable																																								36,562	15,581						$ 36,562
Fair value of warrants																																					$ 3,359,716			$ 2,599,066
Socialist Republic Of Vietnam [Member]
Loss Contingencies [Line Items]
Area of land					6,000																																																4,560.57	4,560.57
Annual rent, year two																																																				$ 45,150
Annual rent, year one					$ 8,645																																															45,150
Rent increase percentage															5.00%
Socialist Republic Of Vietnam [Member] | Three Through Five Years [Member]
Loss Contingencies [Line Items]
Rent increase percentage															5.00%
Maximum [Member]
Loss Contingencies [Line Items]
Warrant exercise price per share | $ / shares																																			$ 0.25		$ 0.25			$ 0.25							$ 0.25
Minimum [Member]
Loss Contingencies [Line Items]
Warrant exercise price per share | $ / shares																																			$ 0.001		$ 0.001			$ 0.001							$ 0.001
Common Class A [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares				3,000,000
Stock issued during period, value				$ 242,100
Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares	3,043,955	4,205,118	2,957,622
Interest expense and related accrued interest payable	$ 1,205	$ 5,671	$ 2,301
Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Payroll payable																																			$ 6,390		$ 6,390			$ 103,730	64,352						$ 103,730
Mr Rice [Member]
Loss Contingencies [Line Items]
Payroll payable																																			6,391		6,391			103,730	64,351						103,730
Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Accrued salary balance																																			2,130		2,130			888							888
Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Accrued salary balance																																			2,130		$ 2,130			888	1,153						888
Employment Agreement [Member]
Loss Contingencies [Line Items]
Extended expiration date description																							the Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice
Extended expiration date description																							the Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice.
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Agreement term description																															The term of the agreement is a five year period
Annual salary																															$ 210,000									$ 376,078	$ 354,791			$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase																															6.00%
Agreement term																															5 years						5 years			5 years	5 years		5 years	5 years	5 years
Accrued salary balance																																								$ 2,804,725	$ 2,535,203						2,804,725
Employment Agreement [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Annual salary																																							$ 398,643
Employment Agreement [Member] | Employee [Member]
Loss Contingencies [Line Items]
Employee bonus rate																																														20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Annual salary						$ 20,000			$ 20,000	$ 20,000						$ 20,000
Agreement term																										1 year			1 year
Annual cash compensation																										$ 140,000			$ 120,000
Educational expenses																													$ 11,000
Warrants term, description																									three-year	three
Warrant to purchase common stock shares | shares												6,000,000													6,000,000	6,000,000
Warrant exercise price per share | $ / shares												$ 0.2299													$ 0.001	$ 0.001
Warrants maturity date																									May 20, 2026	May 20, 2026
Warrants issued value																																														$ 121,448
Extended expiration date description																							the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019
One-time bonus																$ 20,000
Working capital						$ 6,000,000			$ 6,000,000	$ 6,000,000
Ownership percentage						50.00%			50.00%	50.00%
Extended expiration date description																							the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Warrants term, description												five
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Warrants term, description												three
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | Ownership [Member]
Loss Contingencies [Line Items]
Ownership percentage						50.00%			50.00%	50.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | May 2015 Warrant [Member]
Loss Contingencies [Line Items]
Warrants term, description																											three-year
Warrant to purchase common stock shares | shares																											3,000,000
Warrant exercise price per share | $ / shares																											$ 0.001
Warrants maturity date																											May 28, 2022
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | January 2015 Warrant [Member]
Loss Contingencies [Line Items]
Warrants term, description																												three
Warrant to purchase common stock shares | shares																												2,000,000	2,000,000
Warrant exercise price per share | $ / shares																												$ 0.001	$ 0.001
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Agreement term													1 year	1 year
Accrued salary balance																																			3,018		$ 3,018			888	1,154						888
Annual cash compensation													$ 60,000
Warrants term, description													P3Y
Warrant to purchase common stock shares | shares													2,000,000	2,000,000
Warrant exercise price per share | $ / shares													$ 0.2299	$ 0.2299
Salary Increment [Member] | Mr Rice [Member]
Loss Contingencies [Line Items]
Annual salary						$ 20,000
License Agreement [Member]
Loss Contingencies [Line Items]
Agreement term																														20 years
License fee																																	$ 10,000
License maintenance fee																																	$ 10,000
Annual research fee																																		$ 13,700
Number of shares issued | shares																														2,200,000
Royalty percentage																														2.00%
Termination agreement description																														The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years
Payment for debt																																								40,000
Accrued Interest payable																																			9,973		9,973
Payments for rent																																					3,683
Termination agreement description																														The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.
License Agreement [Member] | Monthly Rent [Member]
Loss Contingencies [Line Items]
Payments for rent																																					960
License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Annual research fee																																		$ 10,000
License Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares																				4,025,652
Payment for debt																				$ 265,244
Stock issued during period, value																				$ 281,659
Consulting Agreement [Member] | Consultant [Member]
Loss Contingencies [Line Items]
Annual cash compensation																						$ 6,000
Warrant to purchase common stock shares | shares																					600,000	600,000
Warrant exercise price per share | $ / shares																					$ 0.001
Warrants term																					4 years
Fair value of warrants																					$ 19,915
Warrants exercisable description																					Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022
Warrants exercisable date																					Mar. 20, 2019
Warrants expenses																																										$ 19,915
Cancelled warrant issued | shares																	600,000
Consulting Agreement [Member] | Consultant [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Warrant to purchase common stock shares | shares																						3,000,000
Royalty and Research Agreements [Member]
Loss Contingencies [Line Items]
Interest expense and related accrued interest payable																																								8,503	2,623						8,503
Royalty and Research Agreements [Member] | Mr. Thompson [Member]
Loss Contingencies [Line Items]
Payment for debt																																$ 120,000
Outstanding balance																																								65,292	65,292						65,292
Debt instrument maturity date																																Dec. 26, 2007
Interest expense and related accrued interest payable																																								1,960							1,960
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares																																200,000
Stock issued during period, value																																$ 120,000
Outstanding balance																																			65,292		65,292			65,292							65,292
Debt instrument maturity date																																Dec. 26, 2007
Interest expense and related accrued interest payable																																			$ 9,973		9,973			8,503							$ 8,503
Operating Lease Agreements [Member]
Loss Contingencies [Line Items]
Payments for rent																																					2,508			2,508
Operating lease, description								the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters.
Operating lease, term																								8 years
Area of land | ft²								5,000
Annual rent, year two								$ 44,800
Payments for rent								44,800
Annual rent, year one								$ 42,000																																															39,200
Lease term description								two-year
Operating leases, rent expense																																								9,819	$ 11,913
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Loss Contingencies [Line Items]
Payments for rent																																					44,800
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member]
Loss Contingencies [Line Items]
Annual rent, year two																																																							$ 42,000
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July One Two Thousand Twenty One And September Thrity Two Thousand Twenty Two [Member]
Loss Contingencies [Line Items]
Payments for rent																																					$ 42,000
Operating Lease Agreements [Member] | Socialist Republic Of Vietnam [Member]
Loss Contingencies [Line Items]
Operating lease, description															the Company signed a 5 year property lease with the Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for years three through five
Operating lease, term															5 years																																				5 years
Area of land					6,000																																																4,560.57	4,560
Annual rent, year two																																																				45,150
Payments for rent					$ 8,645
Annual rent, year one																																																				$ 45,150
Lease term description															the Company signed a
Operating Lease Agreements [Member] | Socialist Republic Of Vietnam [Member] | Three Through Five Years [Member]
Loss Contingencies [Line Items]
Rent increase percentage															5.00%
Operating Lease Agreements [Member] | President [Member]
Loss Contingencies [Line Items]
Operating lease, term																								8 years
Payments for rent																								$ 960																$ 960